NATURE OF OPERATIONS - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Feb. 28, 2021	Dec. 31, 2020
Current assets					$ 40,691	$ 60,199		$ 53,305
Current liabilities					$ 48,450	$ 75,282		$ 45,531
ITHAX ACQUISITION CORP.
Gross proceeds debt received							$ 3,576
Outstanding Equity Ownership Percentage					62.90%
Repayments of Debt	$ 9,128	$ 15,454	$ 15,454
PPP Loan					$ 1,576
Current assets					40,691
Current liabilities					48,450
Estimated to increase maximum shareholder redemption of common stock					150,000
Shareholder no redemption of common stock					267,144
Gross proceeds form PIPE					50,000
Un-restricted cash					15,506
Unused line of credit					$ 15,000
ITHAX ACQUISITION CORP. | Maximum
Repayments of Debt				$ 11,401
ITHAX ACQUISITION CORP. | Public Shareholders
Ownership percentage					100.00%